PROPERTY AND EQUIPMENT - Summary of Reconciliation of Depreciation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense			$ 347	$ 283
Depreciation expensed to general and administrative expenses (Note 20)
Disclosure Of Property Plant And Equipment [Line Items]
Total depreciation expense	$ 174	$ 157	$ 347	$ 283